PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT

NOTE 5 – PROPERTY, PLANT, AND EQUIPMENT

	As of March 31, 2023 ($)	As of March 31, 2022 ($)
Computer & Software & Accessories	38,037	40,052
Electrical Fittings	5,883	6,380
Furniture & Fittings	27,047	29,263
Office Equipment	6,890	6,824
Plant & Machinery	52,963	40,168
Vehicle	5,678	6,158
Total Gross Value	136,498	128,845
Less: Accumulated depreciation	(81,302)	(62,595)
Total Property, plant and equipment, net	55,196	66,250

The depreciation expense in Fiscal 2023 and 2022, amounted to approximately $25 thousand and $28 thousand, respectively. The net decrease in total Property, Plant & Equipment is primarily due to depreciation and foreign exchange translations.